35. Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Basic and diluted earnings profit per share:
Basic and diluted earnings per share
	2019	2018	2017
Profit for the year attributable to the owners of the Company	12,134,139	6,608,214	7,812,493
Weighted average number of common shares outstanding	876,725	890,492	898,280
Basic and diluted profit earnings per share – in pesos	13.84	7.42	8.70